Significant acquisition and equity transactions - Acquisitions in 2016 (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2016 CNY (¥)	May 31, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 01, 2016	Feb. 28, 2015
Fair values for major classes of assets acquired and liabilities assumed
Goodwill					¥ 367,106		$ 53,393	¥ 367,106
Acquisitions in 2016
Consideration transferred
Goodwill expected to be deductible for income tax purposes						¥ 0
Certain logistic companies
Fair values for major classes of assets acquired and liabilities assumed
Intangible assets						0
Goodwill						34,365
Consideration transferred
Total consideration						¥ 50,218
Certain logistic companies | Minimum
Consideration transferred
Percentage of equity interest acquired						50.00%
Feiyuan
Fair values for major classes of assets acquired and liabilities assumed
Net tangible assets (liabilities) acquired			¥ (18,388)
Goodwill			210,669
Deferred tax liabilities			(4,423)
Non-controlling interest			(59,851)
Total consideration			145,700
Consideration transferred
Cash consideration paid		¥ 110,001	65,452
Fair value of the Group's previously held equity interests in Feiyuan			80,248
Total consideration			145,700
Gain (loss) from remeasuring to fair value of the previously held equity interests in acquiree			¥ 0
Total equity interest held after acquisition (as a percent)									96.98%
Percentage of equity interest acquired		28.19%	26.18%							42.61%
Feiyuan | Customer relationships
Fair values for major classes of assets acquired and liabilities assumed
Intangible assets			¥ 17,693
Consideration transferred
Weighted average amortization period at the acquisition date			14 years
Zhejiang Vipshop Payment Co., Ltd. (formerly known as Ebatong)
Business Acquisition
Acquisition cost amounted in general and administrative expenses				¥ 4,000
Fair values for major classes of assets acquired and liabilities assumed
Net tangible assets (liabilities) acquired	¥ 95,332
Goodwill	13,291
Total consideration	428,283
Consideration transferred
Cash	410,417
Cash consideration paid				¥ 17,781	¥ 56,571	¥ 336,065
Other receivables	17,866
Total consideration	428,283
Zhejiang Vipshop Payment Co., Ltd. (formerly known as Ebatong) | Payment license
Fair values for major classes of assets acquired and liabilities assumed
Intangible assets	¥ 319,660